CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 3(a)

Loan Level Exception - Final Grades (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	CMLTI 2025-RP4-2658	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-453.15 is less than amount of binding Lender Credit previously disclosed in the amount of $-466.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:SecondaXX/XX/XXXX)	Federal Compliance - TRID Lender Credit Tolerance Violation: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
																						Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2511	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file was missing a copy of proof of the borrower's electronic receipt of the disclosure within 3 business days before closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2458	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1		REVIEWER - CURED COMMENT (2022-03-17): A cure was disclosed on the final HUD1.	Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2523	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1852	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2739	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2531	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1731	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (XXXX) - Initial Payment on Final HUD-1 Inaccurate: RESPA (XXXX): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Final TIL has the PITI including mortgage insurance as $XXX, however the final HUD indicates that the total is $XXX. The Note and mortgage insurance documents in the file show the payment should be $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Final TIL has the PITI including mortgage insurance as $XXX, however the final HUD indicates that the total is $XXX.  The Note and mortgage insurance documents in the file show the payment should be $XXX.
Federal Compliance - RESPA (XXXX) - Initial Payment on Final HUD-1 Inaccurate: Final TIL has the PITI including mortgage insurance as $XXX, however the final HUD indicates that the total is $XXX. The Note and mortgage insurance documents in the file show the payment should be $XXX.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (XXXX) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2666	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1873	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of  is less than Guideline PITIA months reserves of 6.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX 4506-T (XXXX), Paystubs, W-2 (XXXX)
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	There were no asset documents in the file. Verification of six mionths Reserves as required by XXXX guidelines is missing. There were no income verification documents in the file. A copy of an Approval, AUS or 1008 is missing. A VVOE was not provided.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The lender did not provide the Right to Receive Appraisal three days before closing disclosure, nor did the borrower sign a waiver.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2501	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2661	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender Contact Information was not provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No evidence of early receipt was located in the file	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1861	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2678	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure documentation provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1910	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2470	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] General - Missing Document: Account Statements - Personal not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1907	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1900	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided at least 3 business days prior to closing.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Disclosure not provided within 3 business days of application.	REVIEWER - CURED COMMENT (2022-03-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1759	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects a Finance Charge of $131,230.86, but the calculated Finance Charge is $131,373.70. Variance = $142.84.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2482	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX St, XXXX, FL Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1876	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: REMNANTS OF XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 4506-T (XXXX), 4506-T (XXXX), Award Letter / Continuance Letter
[3] Application / Processing - Missing Document: AUS not provided
													[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Asset verification to support assets required to close are missing. Asset verification is missing.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Appraisal acknowledgement signed on XX/XX/XXXX; right to receive a copy of appraisal disclosure was signed on C. Application date is XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-1758	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final closing disclosure reflected a finance charge of $91,214.56. The calculated finance charge is $91,351.72. Variance of $137.16. General lender credit of $139.28 was not itemized against the APR fees on the final CD.
Federal Compliance - TRID Loan Estimate Timing: The file was missing a copy of the initial Loan Estimate. Timing requirements being met is inconclusive.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: The file was missing the initial LE as well as the Right to Receive Appraisal Disclosure provided at application. Timing requirements are unable to be confirmed.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1912	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Savings / Account Number: XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX20)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $7.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,366.10 exceeds tolerance of $5,183.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Builder fee on CD listed as other.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Flood Certification (Life Of Loan) on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Transfer Tax Fee (City / County and State Tax Stamps) on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2742	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Missing final itemization for loan file to determine cause of underdisclosure.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2731	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: The tax cert in the file reflects the qualification method of the taxes as 1.25%. Neither the manual calculation based on tax rate + assessments nor 1.25% align with the lender's lower calculation.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2697	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	The property is located in XXXX XXXX. Provide a post-disaster inspection verifying there was no damage from XXXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2530	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Per the compliance report, the initial CD was provided XX/XX/XXXX. This CD was missing from the file, only the final CD signed at consummation was present.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2688	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX [3] General - Missing Document: Source of Funds/Deposit not provided [3] General - Missing Document: Source of Funds/Deposit not provided	Gift Donor source document not provided. EMD source document not provided.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXX)
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Lender Credit Tolerance Violation: The Lender credit in the amount of -$492.81 exceeds the Zero percent Tolerance with no cure provided		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2462	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1864	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX, Borrower: XXXX XXXX
4506 (XXXX)
[3] Application / Processing - Missing Document: Approval not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Required per HARP	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate datedXX/XX/XXXXot delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Right to receive a copy of the Appraisal Disclosure not provided to borrower within 3 days of the loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2738	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - HOA Error: HOA dues not provided.	Missing evidence of payoff of debts shown on AUS Missing evidence of HOA dues amount. Document in file references a $XXX/month payment for XXXX XXXX but it is unclear what property that HOA verification is referencing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2508	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - Missing Documentation: Complete non-subject financing information was not found in file.: Lien Position: 2 Non-subject loan terms = Loan Amount: $XXX; Concurrent or Existing Lien: Existing Lien; Current P&I: ; Current Balance: $XXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Estimate loan amount of $XXX changed on Closing Disclosure to $XXX with no CIC or cost to cure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2728	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-746.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,655.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $324.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Insurance Binder Fee.  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7584)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75215)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $1,690.71 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Lender Credit Tolerance Violation: File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $225 due to increase of recording fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA/Condo Insurance Binder Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA/Condo Questionnaire was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2642	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2703	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Initial escrow payment of $XXX was paid by seller on behalf of borrower.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2485	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal Waiver signed and dated by borrowerXX/XX/XXXX; subject loan closing dateXX/XX/XXXX		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2464	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1756	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $12,278.60 is underdisclosed from calculated Finance Charge of $12,356.97 in the amount of $78.37.
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final Itemization in file reflects Recording Fee of $78 was not included in finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2503	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-411.32  is less than amount of binding Lender Credit previously disclosed in the amount of $-500.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $170.00 exceeds tolerance of $XXX.XX plus 10% or $137.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $1,005.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - TRID Final Closing Disclosure Partial Payments: The final CD did not reflect whether or not the loan allows for partial payments.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit was last disclosed as -$500.00 on the LE, but was disclosed as -$411.32 on the final CD. No valid COC was provided for this change, nor evidence of cure at closing. *Note, there was a COC for the rate lock, however, the dates are invalid. COC date wasXX/XX/XXXX, and the trigger date for the change wasXX/XX/XXXX. This does not meet timing requirements for a valid COC.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to an increase to the recording fee. No valid COC was provided for this change, nor evidence of cure at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee was not disclosed on the LE, but was disclosed as $1005.00 on the final CD. No valid COC was provided for this change, nor evidence of cure at closing. *Note - the names changed from the LE to the CD's. On the CD's the origination charges were lumped together, totaling $1005.00, however, the LE reflected three separate charges for the same amount.	Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2506	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Credit Eligibility - Credit report shows credit payments as currently delinquent.	The XXXX past due balance was required to be paid at or prior to closing per AUS findings. Evidence of this was missing from the file.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,059.00 exceeds tolerance of $2,917.00 plus 10% or $3,208.70. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fees were excessive due to inclusion of the seller paid fees in testing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was not disclosed on the LE, but was disclosed as $XXX on the seller's final CD. No valid COC was provided for this change, nor evidence of cure at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1894	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Page 4 of the CD included the mortgage insurance in the monthly escrow payment on the loan.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2648	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,355.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,356.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure provided.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2730	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Statement, Tax Verification
[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	A final VOE dated within 10 business days of the Note was not provided Tax and insurance documents required to verify if impounded Inception date should be revised to XX/XX/XXXX A final VOE dated within 10 business days of the Note was not provided A final VOE dated within 10 business days of the Note was not provided The verification of employment is required and was not found in file A final VOE dated within 10 business days of the Note was not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $XXX.XX plus 10% or $401.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,436.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $45.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final CD finance charge of $270,446.32 , and the calculated finance charges of $272,913.60
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid CIC was not provided for the increase and no cure listed at close
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid CIC was not provided for the increase and no cure listed at close
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid CIC was not provided for the increase and no cure listed at close
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid CIC was not provided for the increase and no cure listed at close
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid CIC was not provided for the increase and no cure listed at close	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1748	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. There is an affiliated business disclosure on file dated XX/XX/XXXX but it is not signed by the borrower. Doc ID 0047		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1863	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $31.64 exceeds tolerance of $14.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine discrepancy. Itemization of Amounts Financed was not found on file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Credit Report Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2652	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,462.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Only one CD dated XX/XX/XXXX provided for this review, which is the same day of closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2649	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence the Borrower signed consent to receive documents electronically is missing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence the Borrower signed consent to receive documents electronically is missing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1836	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 7XXX% exceeds AUS total debt ratio of 3XXX%.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Savings / Account Number: XXXX
													[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification, Insurance Verification	Missing SFR Comparable Analysis/1007 with estimated gross rental income used to offset subject property PITIA. Subject property is located in XXXX XXXX. Provide a post-disaster inspection verifying there was no damage done to the property by the XXXX disaster. The inspection should include exterior photographs. Additional 1 month period bank statement needed to verify savings account.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2527	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1835	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2704	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: REMNANTS OF XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX, Borrower: XXXX XXXX VVOE - Employment Only
													Third Party Verification, VVOE - Employment Only	VOE missing from loan file. VOE missing from loan file.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2481	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $36,104.47 is underdisclosed from calculated Finance Charge of $36,366.97 in the amount of $262.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum lender credit of $897.42 reflected on HUD-1. However, after applying the Lender credit using the wafer fall application, the finance charges are under disclosed in the amount of $262.51 which is portion of the Prepaid Interest.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2463	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX, Borrower: XXXX XXXX 1099-SSA (XXXX), 4506-T (XXXX), 4506-T (XXXX), Award Letter / Continuance Letter
1099-SSA (XXXX), 4506-T (XXXX), 4506-T (XXXX), Award Letter / Continuance Letter
[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (XXXX): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Per NMLS website, LO XXXX XXXX was not federally licensed or approved to conduct business in the state of Illinois at the time of origination	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2684	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reconveyance Fee.  Fee Amount of $85.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77144)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Reconveyance Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1886	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1778	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Finance Charges were under disclosed in the amount of $163.61. A lump sum lender credit was disclosed on the final CD, but not applied to any specific fees.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1744	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Tax Certificate not provided			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file that the lender provided the evaluation 3 days prior to the closing or that the borrower waived the right. Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: Per final GFE the monthly paymen with mortgage insurance is $XXX and per final HID s $XXX.		Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1906	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Extension Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2647	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	The Hazard Insurance Expiration Data Has Been Reviewed Policy will not expire Within 90 Days of Note Expiration date. Policy Expires XX/XX/XXXX Note Date XX/XX/XXXX.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The non escrowed hazard insurance has an annual premium of $XXX.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1855	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of is less than AUS Available for Reserves of $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXX.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX, Borrower: XXXX XXXX 4506-T (XXXX), 4506-T (XXXX)
4506-T (XXXX), 4506-T (XXXX)
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXXInsurance Verification, Statement, Tax Verification
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: $XXX	File contained no verified assets.
Provide 2 months bank statements verifying at least $XXXX for reserves, as submitted through AUS.
Borrower XXXX XXXX only has 1 year self-employed income verified with XXXX tax returns, when 2 years is required (XXXX tax returns shows no income).  Borrower XXXX XXXX income decreased by more than 20% from XXXX to XXXX and was not addressed.  Qualifying income $XXXX/mo is not supported with the 2 years tax returns.  Sch E on the tax returns disclose all rental properties as having mortgage interest expenses, yet no liens were disclosed on borrower's application, and documentation is missing from the file. Income could not be fully calculated.
Mortgage statement from primary residence to confirm tax and insurance escrow was not provided.
														Judgment balance of $XXX was required to be paid and no evidence was provided that requirement was satisfied.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1762	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Loan Originator only has self-reported history for the loan origination company, but it expires on 12/2015, unable to determine if license was active at closing date of XX/XX/XXXX. Note and mortgage show different loan originator with alternate self-reported history as well, but does not match name on note and mortgage.
																						Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender contact name not provided on final Closing Disclosure in file.		Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1878	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1885	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX 4506-T (XXXX), 4506-T (XXXX), 4506-T (XXXX), Balance Sheet, CPA Letter, P&L Statement [3] Application / Processing - Missing Document: Approval not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] General - Missing Document: Stated not provided	No approval or AUS provided. Unable to determine appraisal/valuation requirements.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,315.60  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,379.00. (9300)
[3] Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided with 3 business days of closing
Federal Compliance - TRID Lender Credit Tolerance Violation: No COC or cure was provided to the borrower for tolerance overages
Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: LE not provided with 7 business days of closing
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Right to receive copy of appraisal not on file	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2526	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard coverage of $XXX is insufficient. Please provide a letter from the Insurer stating the maximum insurable amount and/or a replacement costs estimator from the insurer.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing rate lock extension		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2700	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE was dated XX/XX/XXXX and Note date XX/XX/XXXX.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75155)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $54.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Pest Inspection Fee $165.00 was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing. Lender credit $165.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. . File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $165.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Fee was last disclosed as $54.00 on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $399.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2456	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,879.56 is underdisclosed from calculated Finance Charge of $91,590.91 in the amount of $711.35.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Flood Certification fee of $3.90, Prepaid Interest of $239.95, Service Charges of $17.50, and Settlement fee of $450 for a total of $711.35 is not disclosed Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2640	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2650	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $163,774.64. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1776	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance charge of $18,103.05. The Calculated finance charge shows an amount of $ 18,158.46 a difference of -$55.41.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to borrower 3 days business days prior to closing XX/XX/XXXX on file.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2724	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX St, XXXX, CA, Address: XXXX XXXX Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	Missing verification of PITI for the borrower's investment properties.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1726	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2740	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1826	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1872	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided at closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1882	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Insurance Binder Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7584)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, insufficient cure provided for total tolerance violations on loan.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2737	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	VOE in file datedXX/XX/XXXXote is datedXX/XX/XXXX		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2676	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Taxpayer Identification Fee.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7344)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 4506-T. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7330)		REVIEWER - CURED COMMENT (2022-03-08): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-03-08): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2715	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: REMNANTS OF XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX Business License, P&L Statement	The file is missing Business License or Third Party Verification and P&L Statement. The subject property is located in a FEMA Disaster area. The last disaster end date is XX/XX/XXXX which is prior to inspection of XX/XX/XXXX A post-disaster inspection verifying there was no damage to the subject property is required . Provide P&L Statement and Business licence	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $25,204.73 exceeds tolerance of $12,259.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstances on file and no evidence of cure provided
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Amount captured for monthly escrows is $XXX per closing disclosure	REVIEWER - CURED COMMENT (2022-03-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1869	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,571.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2459	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,442.93 is underdisclosed from calculated Finance Charge of $92,846.83 in the amount of $403.90.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of underdisclosure. Missing final itemization of Lender Credit on page 1 in the amount of $932.16.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2744	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX.XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $283,941.67. Calculated finance charge is $288,185.53. Variance of $4,313.60. There is a seller credit reflected on page 3 and the itemization was provided in the file.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2721	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	AUS does not offer PIW and closing disclosure includes an appraisal charge.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earliest CD, which is the final CD was issued onXX/XX/XXXX, however signed by the borrower on XX/XX/XXXX		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2532	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,892.40 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,005.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.XXInsufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit Fee was last disclosed as -$2,005.00 on LE but disclosed as -$1,892.40 on Final Closing Disclosure. File does not contain a valid COC for this fee. Lender credit was adjusted on post-close CD datedXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was  last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for this fee.   Lender credit was adjusted on post-close CD datedXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2743	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2653	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2495	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided	Credit Report reflects Chapter 7 bankruptcy filed XX/XX/XXXX and discharged XX/XX/XXXX.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,904.28 is underdisclosed from calculated Finance Charge of $210,912.43 in the amount of $1,008.15.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Final TIL Finance Charge Under Disclosed: Missing itemization of lender credit in the amount of $903.16 to determine cause of underdisclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2494	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1793	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence the Borrower was provided an initial CD within three days prior to closing is missing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2529	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The Loan Estimate was issued on XX/XX/XXXX and the application date was XX/XX/XXXX.
																						Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: The borrower signed an Appraisal Waiver on XX/XX/XXXX (application date) indicating that there would not be an appraisal for this transaction as it if a Manual RefiPlus.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2686	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-80.38 is less than amount of binding Lender Credit previously disclosed in the amount of $-81.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2680	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2468	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,403.28 is underdisclosed from calculated Finance Charge of $44,846.92 in the amount of $443.64.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Missing itemization for lender credit to determine cause of underdisclosure.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1893	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX [3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided	AUS requires a two month statement to document any depository Asset being used for loan qualification.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued on XX/XX/XXXX was provided to Borrower on XX/XX/XXXX which is not at least three days to Closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2461	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1875	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $1,160.00 plus 10% or $1,276.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $125.70 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1913	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX20)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final CD reflects annual HOA fee of $XXX; however, the appraisal shows correct annual HOA fee of $XX.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1897	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1876890)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1876889)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: Final CD reflects annual HOI fee of $XXX however, the HOI docs show correct annual HOI fee of of $XXX. Unable to determine if the Hazard Insurance amount on the Final CD includes the annual Flood Insurance costs which should be $XXX, per documentation on file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The flood premium on the final CD does not match the floor premium on the flood insurance document.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The flood premium on the final CD does not match the floor premium on the flood insurance document.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Transfer Tax Fee (City/County Tax/Stamps and State Tax/Stamps) on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2476	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2689	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee disclosed as $XXX on LE dated XX/XX/XXXX, but disclosed as $XXX ($XXX paid by the Seller reflected on the Seller CD) on the Final Closing Disclosure, no COC or cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2507	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees on the final Consumer CD. No seller CD
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of delivery not found in the loan file	REVIEWER - CURED COMMENT (2022-03-09): Sufficient Cure Provided At Closing				TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1908	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1775	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The finance charges were under disclosed in the amount of $49.38.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2457	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2643	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Verification of earlier borrower receipt was missing from the file.	REVIEWER - CURED COMMENT (2022-03-09): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2460	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Checking / Account Number: XXXX	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,771.17 is underdisclosed from calculated Finance Charge of $178,730.63 in the amount of $3,959.46.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: No Valid Change of Circumstance
Federal Compliance - Final TIL Finance Charge Under Disclosed: No Valid Change of Circumstance
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal provided to borrower after inspection
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Missing Disclosure	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1868	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX, Borrower: XXXX XXXX 4506-T (XXXX)
W-2
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] General - Missing Document: Source of Funds/Deposit not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Lease Agreement
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX EMD not sourced.	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for CDD Assessment.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7543)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $74.92 exceeds tolerance of $20.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Loan Estimate Timing: Proof of earlier receipt was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: CDD Assessment Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $943.79, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was  last disclosed as $20.00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $54.92, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Proof of earlier receipt was not provided.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-1905	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2477	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2489	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Approval not provided			1				2	[2] Federal Compliance - RESPA (XXXX) - Initial Payment on Final HUD-1 Inaccurate: RESPA (XXXX): Initial payment on Final HUD-1 does not match actual payment on loan. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Federal Compliance - RESPA (XXXX) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1771	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1763	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1901	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	File is missing a 2 years employment history for Co-borrower.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1877508)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1877507)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7588)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: Annual Homeowners expense per Homeowners Declaration page ($XXX) differs from amount charged on the Borrower's Final CD ($XXX).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Annual Homeowners expense per Homeowners Declaration page ($XXX) differs from amount charged on the Borrower's Final CD ($XXX).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Annual Homeowners expense per Homeowners Declaration page ($XXX) differs from amount charged on the Borrower's Final CD ($XXX).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1751	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 4XXX% exceeds Guideline total debt ratio of 4XXX%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Two most recent years Federal 1040's, all schedules attached, or copies of account statements verifying the two most recent years
[3] General - Missing Document: Account Statements - Personal not provided
[3] Application / Processing - Missing Document: Approval not provided	Asset statements not provided. SSI was qualified with the net benefit rather than the gross benefit. Account statements supporting the assets stated on the 1003 were not provided. No Tax returns were provided to verity Dividends and Interest income.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement of Receipt not provided.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1827	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1750	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2720	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 3XXX% exceeds AUS total debt ratio of 2XXX%. [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	DTI variance is due to the inclusion of delinquent taxes in the final PITIA per the Final 1003 and Final CD page 4 that reflects costs over year 1. Borrower had delinquent city taxes per the tax certificate provided in the file.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1829	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Source of Funds/Deposit not provided	EMD not sourced.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - RESPA (XXXX) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (XXXX): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Not provided within 3 days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2719	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2741	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User.  This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX
[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX	The most recent valuation inspection is dated prior to the most recent FEMA disaster. Credit Report Original Liability Type Revolving Current Balance: $XXXLine Limit: $XXX: Liability was excluded due to Authorized User on a QM transaction. Revolving Current Balance $XXX Line Limit: $XXX: Liability was excluded due to Authorized User on a QM transaction.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,718.00 exceeds tolerance of $XXX.XX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 of the Final Disclosure disclosed Taxes and Insurance are not being escrowed, and no Escrows found in Section G on Page 2, Page 4 is completed incorrectly disclosing Taxes and Insurance are being escrowed. The Box for will not have an escrow account must be checked with the Estimated property costs over Year 1 and disclosed if declined or Lender does not offer one.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Page 1 of the Final Disclosure disclosed Taxes and Insurance are not being escrowed, and no Escrows found in Section G on Page 2,  Page 4 is completed incorrectly disclosing Taxes and Insurance are being escrowed.  The Box for will not have an escrow account must be checked with the Estimated property costs over Year 1 and disclosed if declined or Lender does not offer one.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid COC and no cure provided	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1916	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	The VVOE was completedXX/XX/XXXXnd the loan fundedXX/XX/XX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2660	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Release(s). Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77148)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The earliest CD provided to borrower is datedXX/XX/XXXXless than 3 business days prior toXX/XX/XXXXlose date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Seller paid Transfer Taxes of $XXX were not disclosed on Loan Estimates but were reflected on seller CD without evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Seller paid Release Fee of $150 was not disclosed on Loan Estimates but was reflected on seller CD without evidence of cure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1837	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX 4506-T (XXXX), 4506-T (XXXX), Paystubs, VVOE - Employment Only, W-2 (XXXX), W-2 (XXXX)
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty>	Loan file is missing all income documentation. Borrower was charged an appraisal fee on the Final CD and an appraisal was not included in the loan file. Missing Approve/Eligible AUS listed on the 1008. VOE not provided in the loan file.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to receive appraisal disclosure and the Loan Estimate are missing from the loan file.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-1862	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX, Borrower: XXXX XXXX 4506-T (XXXX), 4506-T (XXXX) 4506-T (XXXX), 4506-T (XXXX) [3] Application / Processing - Missing Document: Flood Certificate not provided	No assets provided. lender to provide borrower's 4506-T	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial application (1003).
Federal Compliance - TRID Loan Estimate Timing: Missing initial application (1003).
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Missing initial application (1003) to determine application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in the loan file to support that the appraisal was provided to the borrower at least 3 business days prior to closing.
Federal Compliance - Missing Initial Loan Application Test: Missing initial application (1003).
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing initial application (1003).
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial application (1003).
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Missing initial application (1003).	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2671	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $3.90 exceeds tolerance of $3.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)		REVIEWER - CURED COMMENT (2022-03-10): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1830	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1851	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing AUS	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Please provide a copy of the appraisers license that was active when the report was completed. The ASC website ( appraiser look-up) doesn't list the initial date the appraiser license was issued.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,877.63 is underdisclosed from calculated Finance Charge of $158,202.63 in the amount of $325.00.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (XXXX): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof of receipt of appraisal.
Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: GFE reflects monthly MI of $XXX, 1003 and 1008 reflects $XXX monthly.
Federal Compliance - RESPA (XXXX) - Initial Payment on Final HUD-1 Inaccurate: HUD-1 payment did not include MI	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2510	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Third Party Verification [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Third Party Income Verification Document Is Missing in file.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1727	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,910.35 is underdisclosed from calculated Finance Charge of $40,953.66 in the amount of $43.31.
[2] Federal Compliance - RESPA (XXXX) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (XXXX): Existence of escrow account disclosed on Final GFE does not match actual terms.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Finance charges were under disclosed in the amount of $43.31. The $44 Subordination Recording fee was included in the Prepaid Finance charges.
Federal Compliance - RESPA (XXXX) - Existence of Escrow Account on Final GFE Inaccurate: The Final GFE states no escrows. The initial states that this account will have an escrow account. The HUD1 disclosed escrow of property taxes.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (XXXX) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2698	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. A replacement cost estimate was not provided in the loan file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing verification of when the initial CD was received by the borrower.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing verification of when the revised LE was received by the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1895	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee disclosed as $XXX on LE dated XX/XX/XXXX, but disclosed as $XXX (Seller paid $228 reflected on the Seller CD) on the Final Closing Disclosure.
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing provided date information.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1898	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Source of Funds/Deposit not provided	Loan is short to close. FIle is missing the appraisal invoice showing POC and source. With this there will still be a short c=to close exception remaining. Source of $XXX deposit on XX/XX/XXXX not documented	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $XXX.XX plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2022-03-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-03-11): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2466	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.		Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2709	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The discrepancy is the Mortgage Broker fee paid by the Borrower. The Itemization of Amount Financed reflects the only fee included in the Prepaid Finance charges is the Appraisal Management fee in the amount of $175.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1896	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: Felicitas Miranda Mendez // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing VOE within 10 business days prior to the note date as required by the AUS. Note date XX/XX/XXXX, VOE dated XX/XX/XXXX.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7561)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $15.95 exceeds tolerance of $13.00.  Insufficient or no cure was provided to the borrower. (75197)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (75174)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no valid change of circumstance and insufficient cure provided to cover the change in Title - Settlement / Closing / Escrow Fee from Loan Estimate $500.00 to Final Closing Disclosure $600.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no valid change of circumstance and insufficient cure provided to cover the change in Title - Recording Service Fee from Loan Estimate $13.00 to Final Closing Disclosure $15.95.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no valid change of circumstance and insufficient cure provided to cover the change in Survey Fee from Loan Estimate $425.00 to Final Closing Disclosure $460.00.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2682	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of payments disclosed on Final CD is $XXX monthly. Calculated Total of payments is $XXX. Finance Charges is underdisclosed by $20.06.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $20 due to increase of title- wire fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX), Insurance ($XXX) and HOA dues annually ($XXX) are $XXX per year.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2732	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)		REVIEWER - WAIVED COMMENT (2022-04-22): Waived per client guidance				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1857	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	The property is located in FEMA disaster area. Provide a post-disaster inspection verifying there was no damage from enter disaster info here. The inspection must include exterior photos and the property must be re-inspected on or afterXX/XX/XXXX declared end date.		1				2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.		REVIEWER - WAIVED COMMENT (2022-04-22): Waived per client guidance	Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2655	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX WVOE - Includes Income [3] Income Documentation - Income documentation requirements not met.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX DU required either the prior year W2 or a standard WVOE for the borrower. Loan file does not contain either DU required either the prior year W2 or a standard WVOE for the borrower. Loan file does not contain either		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1757	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1902	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $30.00 plus 10% or $33.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2022-03-11): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2492	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1888	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	Post Disaster Inspection report is missing.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date: Floating rate as per Lock Agreement datedXX/XX/XXXX in file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2487	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1890	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2736	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1859	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: REMNANTS OF XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX VVOE - Employment Only
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2725	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $149,033.40 is under disclosed by $4,062.62 compared to the calculated Finance Charge of $153,096.02 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,180.00 exceeds tolerance of $1,925.00 plus 10% or $2,117.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Payoff Statement Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7595)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Service Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75163)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Final Closing Disclosure APR: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final CD reflects finance charge of $149,033.40, calculated finance charge is $153,096.02, variance of $4062.62.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance. (FinXX/XX/XXXX)
REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1768	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 provided has an application date, but is not signed by the Borrower or Loan Originator.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2496	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: The initial escrow disclosure is dated XX/XX/XXXX which is a year after closing		Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2733	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of employment was not verified within 10 days of the Note as required by AUS.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2673	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1909	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Buyers Final CD did not show any seller paid fees.
																						Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The appraisal reflects annual HOA of $XXXX, CD reflects $XXX.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2518	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2745	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Water Testing Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7732)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Profit Sharing.  Fee Amount of $1,250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77123)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Interest.  Fee Amount of $9,979.99 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77122)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Warranty.  Fee Amount of $1,292.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77121)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Earnest Money.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7712)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $4,555.63 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Water Testing Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Profit Sharing was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Interest was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Home Warranty was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Earnest Money was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Originator Compensation Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1743	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $13,478.91 is underdisclosed from calculated Finance Charge of $13,705.76 in the amount of $226.85.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum lender credit was not applied to any specific fees resulting in a under disclosure in the amount of $226.85.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The property tax monthly payment disclosed on the final HUD1 is $XXX which differs from the actual amount of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: The property tax monthly payment disclosed on the final HUD1 is $XXX which differs from the actual amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1755	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2707	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] General - Missing Document: Source of Funds/Deposit not provided	PMI Certificate in images is blank. Missing fully completed PMI Certificate Proof of donor’s ability to provide the gift (e.g. bank statements) not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1883	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided			1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $XXX.XX plus 10% or $200.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation totaling $99.80 due to an increase in the recording fee. No valid COC was provided for this change, nor evidence of cure at closing. *Note - a PCCD and COC was provided for this increase on XX/XX/XXXX, however, this was post consummation and ineligible to be considered.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2695	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2479	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1903	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1879	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2664	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The actual calculated amount is $XXX; however, the disclosed total of payments is $XXX. There is a difference of $17.00
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The borrower didn't receive the E-Consent until XX/XX/XXXXThe first LE was sent on XX/XX/XX.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2498	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Missing source of EMD	1	2	[2] Federal Compliance - RESPA (XXXX) - 10% Tolerance Without Cure: RESPA (XXXX): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 801) Without Cure: RESPA (XXXX): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 801) Without Cure: The GFE and Hud reflect line 801 as a negative amount of $-990.54, which should be listed in line 802. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (XXXX) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2670	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $291,363.38 is under disclosed by $10,183.81 compared to the calculated Finance Charge of $301,547.19 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance. (FinXX/XX/XXXX)
REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2521	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2528	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXX XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2512	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2675	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1 (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid coc or cure was provided.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: No evidence of receipt was located in the file	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2729	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Checking / Account Number: XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Paystubs
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Please provide bank statement that covers XXXX XXXX Missing pay stubs covering 30 days period.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the mortgage insurance payment for payment stream 1. (ProjSeq:1/1884144)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX.XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: mortgage insurance was disclosed from 1-10 years
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: This loan did not close until XX/XX  the CD was sent out on XX/XX
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: This document was sent with 4 business days	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2714	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Loan Estimate Timing: Only page 1 of the initial LE was provided.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2734	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2493	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,710.82 is underdisclosed from calculated Finance Charge of $188,780.31 in the amount of $3,069.49.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to borrower within 3 days.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure Statement not provided to applicant within three (3) business days of application.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2726	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided			1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-1881	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2662	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1882582)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: Final CD reflects annual Property Tax fee of $XXX; however, the Tax Certificate shows correct annual Tax fee of $XXX.

Final CD also shows annual HOI at $XXX; however, the HOI docs show the annual fee of $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD show Property taxes at $XXX per month however documentation on file shows monthly property tax is $XXX.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final CD show Property taxes at $XXX per month however documentation on file shows monthly property tax is $XXX.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: CD dated XX/XX/XXXXid not disclose the correct escrow amount. Lender had insurance premium as $XXX but actual amount was $XXX. The error was corrected with a revised escrow statement and closing disclosure.	REVIEWER - CURED COMMENT (2022-03-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2451	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1867	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: Dennis Ryan Nutter // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The CD was signed by the borrower onXX/XX/XXXX, unable to locate verification of earlier receipt in the loan file.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1753	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2645	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX VVOE - Employment Only [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $829.16 exceeds tolerance of $XXX.XX plus 10% or $699.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was last disclosed as $XXX on LE but disclosed as $XXXon Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2672	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1732	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2514	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: PUD [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1729	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: Final GFE issued XX/XX/XXXX P&I of $XXX does not match the actual P&I of $XXX		Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1914	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Transfer Tax Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Title - Endorsement Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Title - Abstract / Title Search Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1794	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for $XXX Residential Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8333)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $XXX Residential Fee of $10.00 exceeds tolerance of $0.00. A cure or COC was not provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2471	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: A signed and dated initial application is missing.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: A signed and dated initial application is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2644	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,355.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,356.00. (9300)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit decreased without a valid changed circumstance. Please provide updated cd with cure corrected.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2691	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,140.00 exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure dated XX/XX/XXXX was not signed and dated by the borrower. File is missing evidence the borrower received the Initial Closing Disclosure at least 3 days prior to the closing date of XX/XX/XXXX.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The Initial Loan Estimate datedXX/XX/XXXX was not provided within 3 business days for the application date of XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate datedXX/XX/XXXX disclosed Loan Discount Points of $980.00 versus the Final Closing Disclosure dated XX/XX/XXXX reflecting Loan Discount Points of $1,140.00. A valid change of circumstance was not provided for review and a tolerance cure in the amount of $160.00 was not provided to the borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: LE in file is datedXX/XX/XXXXnd application date isXX/XX/XX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2455	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2717	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1769	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: A lump sum Lender Credit in the amount of $567.26 was disclosed on the final CD, but not applied to any specific fees. The finance charge discrepancy is $567.77.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2722	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1911	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2690	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: HOA dues per appraisal are $XXX a month. Lender used different amount to calculate costs over 1 year with no supporting documentation		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2727	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1856	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Insurance Verification, Tax Verification	The credit report provided is post close.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $277,555.36 is underdisclosed from calculated Finance Charge of $278,198.78 in the amount of $643.42.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2679	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Third Party Verification	Third party verification not provided.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file is missing documentation verifying the borrower received Closing Disclosure at least three days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2651	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX	FEMA Disaster Inspection required Please provide additional retirement statement for XXXX XXXX Acct # XXXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,346.40  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,347.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: initial CD was issued on XX/XX
Federal Compliance - TRID Lender Credit Tolerance Violation: .
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: .The 1073 indicates a monthly HOA cost of XXX per month which is XXXX per year. This amount is greater than the XXXX listed on Page 4 of the final CD	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1777	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final CD disclosed a finance charge of $235,269.79, however, the calculated finance charge is $236,560.69. Variance of $1,290.90. The variance is due to the general lender credit of $1288.20, which was not itemized against the APR fees on the final CD.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2693	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Condo Budget/Bylaws/Master. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Evidence of Cure or valid change of circumstance is not located in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1738	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Loan disbursed onXX/XX/XXXXhowever notary date isXX/XX/XXXXederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Right To Canc/el date of XX/XX/XXXXhowever Security Instrument notary date is 8/22/14	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2488	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: Missing the final GFE. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Missing the HUD Settlement cost booklet.		Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2712	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.			State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2716	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial Closing Disclosure and evidence of receipt		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2746	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: REMNANTS OF XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX Statement
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Insufficient funds to close due to excluding XXXX 30 day open balance from assets. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX Missing Mortgage Statement to verify monthly PITI expenses used to qualify.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid COC, no cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2723	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2504	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-453.47  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,895.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $145.48 exceeds tolerance of $XXX.XX plus 10% or $145.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The final CD datedXX/XX/XXXX was not signed or dated.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $453.47 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,895.00.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $194.00 exceeds tolerance of $XXX.XX plus 10% or $145.20. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2452	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2502	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $1,780.62 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Right to Cancel is dated and signed on XX/XX/XXXX, however, it expired on XX/XX/XXXX
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No waiver located in file
Federal Compliance - TRID Interim Closing Disclosure Timing Test: No cure or valid change of circumstance in file
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No cure or valid change of circumstance in file
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure or valid change of circumstance in file
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2713	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide replacement cost value or increased coverage.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $15.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE title insurance was XXXX and on CD it was $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No fee on LE for endorsements but on CD fee was $80.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No doc prep fee on LE.  CD shows it as $60.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE shows fee of $ 16 and on CD it is $ 15.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Hazard insurance amount XXXX.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1904	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2687	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	There was no post disaster inspection conducted.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The non-escrowed Hazard Insurance monthly payment is $66.92 for a yearly non-escrowed property costs of $XXX. The lender calculated the non-escrowed Hazard Insurance Year 1 costs with a monthly payment of $XXX for a Year 1 non-escrowed property costs of $XXX.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2681	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 4XXX% exceeds AUS total debt ratio of 3XXX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	DTI of 42.374% exceeding the AUS approval of 38.107% due to DU required revolving debt to XXXX XXXX in the amount of $3993.00 be paid at closing. No evidence the account was paid. DU required the payoff of revolving credit account XXXX XXXX. No evidence in the file that this account was paid.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Start Up Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7543)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75142)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: An initial CD was not provided. The earliest CD in the file was dated and signed at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA fees were  disclosed in Section B - Service Borrower Did Not Shop For.  These fees should have been disclosed in Section H - Other Costs, no COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA fees were disclosed in Section B - Service Borrower Did Not Shop For.  These fees should have been disclosed in Section H - Other Costs, no COC or cure provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2701	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of receipt was located in the file. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee disclosed was last disclosed as $2,310.00 on LE but disclosed as $XXX5.00 on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2022-03-17): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1871	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2519	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX HOA Verification, Insurance Verification, Statement, Tax Verification	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Missing Mortgage Statement, Tax, Ins and HOA verification to verify the monthly PITI expenses used to qualify.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,052.90  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,315.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charges of $177,445.26 however calculated Finance Charges reflects $178,994.70.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $627.54
Federal Compliance - TRID Lender Credit Tolerance Violation: Binding Lender Credit Disclosed on Initial Loan Estimate was not issued to the Borrower.  Missing valid COC and no evidence of cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure or Change of Circumstance was provided to the Borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2515	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of receipt of the updated report dated XX/XX/XXXX was missing from the file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1874	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [2] Document Error - There is no dollar amount noted on the title policy.			1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2646	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: The correct amount of the non-escrowed costs over 1 year was $6,299.28. This exception was cured by the post close CD issuedXX/XX/XXXX.	REVIEWER - CURED COMMENT (2022-04-26): PCCD and LOE to the borrower disclosing the changes made was present in the file. Exception cured.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2484	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,426.64 is underdisclosed from calculated Finance Charge of $176,977.33 in the amount of $550.69.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ARM Disclosure Timing Test: Application date XX/XX/XXXX, disclosure provided XX/XX/XXXX
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Application date XX/XX/XXXX, initial TIL sent XX/XX/XXXX
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Subject is a 7/1 ARM.  First five year date was not disclosed on the final TIL
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Application date XX/XX/XXXX, ABA provided XX/XX/XXXX
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Application date XX/XX/XXXX, disclosure provided XX/XX/XXXX	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1825	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Official Check not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,831.91 is underdisclosed from calculated Finance Charge of $114,316.06 in the amount of $1,484.15.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) Without Cure: RESPA (XXXX): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (XXXX) – Written Service Provider List Not Provided Timely: RESPA (XXXX) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: There was a rate change from the initial TIL of XX% (APR X.XXX%) to final TIL XX% (APR X.XXX%).
Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) Without Cure: No cure provided.
Federal Compliance - RESPA (XXXX) – Written Service Provider List Not Provided Timely: The borrower received the Settlement Service Provider List on XX/XX/XXXX and the Good Faith Estimate on XX/XX/XXXX.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The borrower did not sign the Servicing Disclosure Statement until XX/XX/XXXX- the application date is XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1774	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-287.52  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,002.00. (9300)
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The amount of the discrepancy is the lump sum lender credit. Missing itemization
Federal Compliance - TRID Lender Credit Tolerance Violation: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: The disclosure is not signed by the Borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1761	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Verification of Borrowers employment was not done within 10 Business days of Note.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2513	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $80.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7522)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure in the amount of $5.00 was disclosed on the final CD.	REVIEWER - CURED COMMENT (2022-03-30): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1767	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of XXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXX% outside of 0.125% tolerance
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge of $69,697.00 that does not match the actual Finance Charge for the loan which is $71,720.70. A difference of $2,023.70.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: No evidence in loan file to proof creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1730	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1764	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment does not meet the guideline requirements.: Borrower: Angela M. Brodack // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing VVOE dated within 10 business days of the note.		1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Calculated finance charge is $121,712.07. Final CD disclosed finance charge as $119,499.20		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1880	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2702	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2638	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: Michelle Watson W-2 (XXXX)	AUS approval requires W-2s covering the most recent two year period.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Application dateXX/XX/XXXX- provided XX/XX/XXXX	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2475	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Final Title Policy not provided.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,465.98 is underdisclosed from calculated Finance Charge of $43,364.26 in the amount of $898.28.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed discloses the borrower only paid Tax Service Fee of $42.50 and Prepaid interest of $206.53 in Finance charges. Lender credit of $1142.96 does not show allocation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2685	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-935.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,311.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2469	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2516	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Third Party Verification [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Approval not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing Third Party Verification of self employment or Business License or CPA letter from file.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: File is missing evidence of FACTA Credit Score Disclosure Federal Compliance - Missing Initial Loan Application Test: Initial Application Document is missing from loan file Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2505	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. No valid COC in file and lender credit not sufficient to cover it.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1860	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2677	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Bankruptcy Documents not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1854	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX XXXX VVOE - Employment Only VVOE - Employment Only [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing a VOE within 10 business days of closing for both borrowers.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2486	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [2] Credit Eligibility - Credit report shows credit payments as currently delinquent.	The property is located in PA. Provide a post-disaster inspection verifying there was no damage from enter disaster info here. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.		1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: No Evidence that a List of Homeownership Counselling Organizations was provided to the Borrower at all.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1752	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2710	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $415.00 exceeds tolerance of $XXX.XX plus 10% or $215.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure or valid COC provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.XX. No cure or valid COC was provided.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The loan is a lender to lender refinance and an H-8 form was used instead of an H-9.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1831	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Property Eligibility - Site and Utilities - XXXX XXXX Water Contamination: Property is located in XXXX XXXX, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards			1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Borrower received the homeownership counseling organization during or after application date.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2656	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	XXXX XXXX bank statement that proves funds of XXXX XXXX covering a 2 month period from XX/XX/XXXX is missing. Bank statement covering a 2 month period XX/XX/XXXX is missing. XXXX XXXX bank statement covering a 2 month period XX/XX/XXXX is missing. Official check to support Earnest Money of $XXX is missing.		1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $166.00 exceeds tolerance of $XXX.XX plus 10% or $156.20. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2022-03-18): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2663	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] General - Missing Document: Account Statements - Personal not provided [3] General - Missing Document: Official Check not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $87,623.45 is under disclosed by $190.00 compared to the calculated Finance Charge of $87,813.45 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Calculated Finance charge is $87,813.45 and Trid finance charge is $87,623.45 leaving a variance of -$190.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP4-2480	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Although, the NMLS website shows the Loan Originator worked for the Origination Company, he Loan Origination Company was not located in the NMLS.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2708	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: losing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1858	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2478	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2639	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster declaration zone and there is not post inspection on file to determine if the property was inspected after disaster.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1770	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The finance charges were under disclosed in the amount of $201.75. A final Itemization of Amount Financed was not provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Document was provided and signed at closing		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2641	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in file.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,888.87 is underdisclosed from calculated Finance Charge of $79,421.37 in the amount of $532.50.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) Without Cure: RESPA (XXXX): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 803) Without Cure: RESPA (XXXX): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum 10 business day availability for estimate of charge and terms for all other settlement charges	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2517	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: Capital One // Account Type: Checking / Account Number: XXXX
[3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: REMNANTS OF XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Hazard Insurance Coverage Amount Has been Verified As Entered. Hazard Policy Effective Date Note Date And Transaction Date. Dates Has Been Verified Correctly. As Entered.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,042.98  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,974.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77140)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,457.73 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Disclosure not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: No valid coc or cure was provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid coc or cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid coc or cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid coc or cure was provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1795	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The finance charge discrepancy is $42.18. A lump sum Lender credit was disclosed on the final CD in the amount of $32.18 and the Initial Flood Cert fee in the amount of $10 was under disclosed.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2665	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Bankruptcy Documents not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2706	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/1880638)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: Projected Payments section (pg 1): Estimated Total Payment Min (paystream referenced in reg) is blank or does not match the calculated total (Principal & Interest Min + Mortgage Insurance + Estimated Escrow).
Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial escrow account statement verified. Document includes MI in the calculation; however, on page 4 of final CD it only includes the insurance and taxes.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2747	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Balance Sheet, P&L Statement	The property is located in XXXX XXXX. Provide a post-disaster inspection verifying there was no damage from enter disaster info here. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $18,577.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that Appraisal was provided to Borrower at least three business days to Closing.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $3,588.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2472	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-2483	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Account Statements - Personal not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Verification of Borrower approval was not found on the NMLS website for Greentree.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2520	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $20.00 exceeds tolerance of $16.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Document was not signed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased at final closing disclosure with no valid change of circumstance provided for the increase
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased at final closing disclosure with no valid change of circumstance provided for the increase	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2694	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Official Check not provided	Missing bank statements to verify EMD has been cleared from file.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,957.70 exceeds tolerance of $XXX.XX plus 10% or $313.50. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ni change of circumstances on file and no evidence of cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Evidence that a cure of $69.80 was provided on file
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1832	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	There is no evidence of banks statements from American Heritage Bank to support assets used to qualify. The file is also missing evidence of the official check and deposit slip for earnest money deposit.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,828.41 is underdisclosed from calculated Finance Charge of $111,688.77 in the amount of $860.36.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Difference from TIL of 8/24 to 9/4 is a large amount. Rate is same but APR is very different. Possible computer error? I did not find any fees close to the $ 860.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: Payment amount on GFE of 8/24 doesn't match payment on GFE of 8/13 even though amounts and rate are same. Possible computer/input error?	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $110,828.41 is underdisclosed from calculated Finance Charge of $111,688.63 in the amount of $860.22.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2454	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX Avenue, XXXX, NJ Statement	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: REMNANTS OF XXXX Disaster Declaration Date: XX/XX/XXXX A mortgage statement was not provided to verify that the reported payment includes taxes & insurance.		1				2	[2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure was not located in the file.		Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1870	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: Justin Holcomb // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: Justin Holcomb // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The borrower was no longer working for employer at the time of application and had moved on to another employer. The borrower was no longer working for employer at the time of application and had moved on to another employer.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-279.65  is less than amount of binding Lender Credit previously disclosed in the amount of $-352.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing evidence the borrower received the Final Closing Disclosure at least 3 business days prior to the closing dated XX/XX/XXXX.
Federal Compliance - TRID Lender Credit Tolerance Violation: A valid change circumstance was not provided for a reduction in lender credits.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: File is missing evidence the borrower received the Loan Estimated at least four (4) business days prior to closing XX/XX/XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2699	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Source of Funds/Deposit not provided	Source document for $XXX gift not provided.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $46.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75155)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure dated XX/XX/XXXX not provided to borrower's within three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased in the amount of $46.00 without a valid change of circumstance or cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased in the amount of $50.00 without a valid change of circumstance or cure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2500	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,877.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $135.00 exceeds tolerance of $XXX.XX plus 10% or $121.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: The monthly hazard insurance amount per the policy is $90.61, the final CD reflects $90 50 monthly.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Final CD disclosed a total of payment on page 5 of $XXX however the actual total of payments should have been $XXX. This was corrected with the PCCD however unable to cure due to missing the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing proof that Borrower received initial CD more than 3 business days before closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: The final LE disclosed a lender credit of $2,877 however the final CD disclosed lender credit $0 and no cure provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Proof the final LE was received prior to the initial CD is missing from the file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee tolerance of $135.00 exceeds the maximum $121.00 and no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Mortgage Broker Fee collected at closing in the amount of $3437.33 exceeds the amount disclosed on the Loan Estimate $3430.00 and no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Corrected with PCCD.	REVIEWER - CURED COMMENT (2022-04-27): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2490	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,024.50 is underdisclosed from calculated Finance Charge of $106,725.25 in the amount of $700.75.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: $840.75 lump sum on line 802 of the HUD-1 was included in testing. No itemization of fee in file.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1884	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: The difference is due to the taxes reflected on the tax cert, and taxes reflected on CD.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2509	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,044.00 exceeds tolerance of $1,690.00 plus 10% or $1,859.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,293.98 exceeds tolerance of $XXX.XX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fees were added tot he final Closing Disclosure without a valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Transfer Tax fee was raised on the final Closing Disclosure without a valid change of circumstance.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: The final Closing Disclosure indicates that the Seller paid $358.19 into the borrower's escrow for Property Taxes at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2654	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-943.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-944.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-943.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-944.00.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2683	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Finance Charge variance of $-19.17 on total of payments from Final CD $363,833.24 vs $363,813.47.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title Wire fee increase of $20.00 on Post Close CD. No COC or Cure provided.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2474	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,000.53 is underdisclosed from calculated Finance Charge of $86,565.99 in the amount of $565.46.
[2] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: No evidence of early receipt was located in the file	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1889	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,439.90 exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC in file listed Act of God, War, Emergency Disaster situation as the valid reason however no further information is given as to why the Discount Points increased; no cure to the borrowers was found in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2667	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	File is missing a Final copy of the sellers CD for the former primary residence. Only the preliminary sellers CD is in the file.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2473	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] Application / Processing - Missing Document: Bankruptcy Documents not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,247.62 is underdisclosed from calculated Finance Charge of $51,949.07 in the amount of $701.45.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge on final HUD of $51,247.62 does not match the calculated finance charge of $51,529.07
Variance of -$281.45
State Compliance - Ohio CSPA Tangible Net Benefit Test: Missing prior mortgage statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1834	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,141.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: This fee was paid by the Seller. Missing valid COC and no evidence of cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan origination Fee was last disclosed as $0 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1760	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Provided to All Parties: TILA-RESPA Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-339.02  is less than amount of binding Lender Credit previously disclosed in the amount of $-341.00. (9300)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Itemization of Amount Financed reflects prepaid interest of $31.02 and the final Closing Disclosure reflects $28.20 and the Itemization of Amount Financed reflects a Prem. Price Credit (PPFC Portion) of $44.02 that is not reflected on the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Provided to All Parties: There is no evidence that the non-borrowing spouse received the Closing Disclosure.
Federal Compliance - TRID Lender Credit Tolerance Violation: Loan Estimate disclosed a Lender Credit of $341 and the final Closing Disclosure reflects $339.02. There is no valid change of circumstance or evidence of cure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Provided to All Parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1899	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $95.00 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (77190)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title-Wire/Funding/Disbursement Fee was last disclosed as $25.00 on LE but disclosed as $XXX0 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2718	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX VVOE - Employment Only [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	No Verification of employment provided for prior employment. No Verification of employment provided for prior employment.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $323.00 exceeds tolerance of $XXX.XX plus 10% or $255.20. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee was last disclosed as $XXX on the Loan Estimate but disclosed as $XXXon the Final Closing Disclosure . File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax fee was only disclosed as $XXX paid by the Seller on the Seller Closing Disclosure .File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final CD reflects annual MI Fee of $XXX; however, the Mortgage Insurance Certificate shows correct annual MI fee of $XXX.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2674	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Service Fee. Fee Amount of $15.00 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (75163)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: UTD, Itemization of Amounts Financed was not found on file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal delivered to borrower was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $66.00 due to addition of Endorsement,   No valid COC provided, cure provided at closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording Service Fee. was last disclosed as $10.00 on LE but disclosed as $XXX0 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing. Lender credit $35.00	REVIEWER - CURED COMMENT (2022-03-17): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-03-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1865	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Appraisal Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1887	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was last disclosed as $XXX on the LE, but was disclosed as $2965.76 on the final CD. No valid COC was provided for this change, nor evidence of cure at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1724	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Approval not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1824	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1833	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1877	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: Michael Dyer // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Invoice for POC items not provided. The VVOE is not present in the file for previous employer XXXX XXXX.	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $257,792.63 is under disclosed by $87.10 compared to the calculated total of payments of $257,879.73 which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The Notice of Right to Cancel occurs onXX/XX/XXXXut should have been onXX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Designation restated to Non-QM.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Note dates XX/XX/XXXX, Revised Loan Estimate provided on XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Document not provided within required timeframe.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2491	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Approval not provided			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,519.14 is underdisclosed from calculated Finance Charge of $59,637.04 in the amount of $117.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization is not calculation the followin gfee on the final HUD: Subordination recording fee $14, Title CPL $25, Flood cert $3.90, and the title settlement fee for $375 on the HUD is showing on the itemization as Subordination and for $300 .		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1915	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX XXXX Insurance Verification, Statement, Tax Verification Statement, Tax Verification	Missing verification of insurance and taxes on both investment properties.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX20)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77179)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure issue date isXX/XX/XXXX and the closing date isXX/XX/XXXX. Closing Disclosure was not provided at least 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee tolerance was exceeded by $25 due to addition of Title - Processing Fee. No valid COC provided and no cure provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1765	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: File is missing itemization of amount financed unable to determine variance.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1773	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-445.60  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,013.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge discrepancy in the amount of $442.54 which is the amount of the lump sum lender credit which was not applied to any specific fees.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit disclosed as $1,013 on final LE, however final CD lender credit was only $445.60.  Credit decreased without a valid COC, no cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower within 3 days of closing was not provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1891	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was last disclosed as $XXX on the LE, but was disclosed as $XXX on the final CD. No valid COC was provided for this change, nor evidence of cure at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1823	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP4-1866	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,852.16 is underdisclosed from calculated Finance Charge of $335,215.35 in the amount of $363.19.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1828	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 801) Without Cure: RESPA (XXXX): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
																					[2] Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.	State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): MA NTB Disclosure missing from loan file Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: This is due to the Final GFE showing a P&I payment of $XXX and the HUD-1 showing $XXX. No other GFE are included in loan file		Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1725	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,776.61 is underdisclosed from calculated Finance Charge of $121,397.89 in the amount of $621.28.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge disclosed to borrower did not include the following fees: Subordination Recording Fee.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2705	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points were last disclosed as $XXX on the LE, but were disclosed as $XXX on the final CD. No valid COC was in the file for this change, nor evidence of cure at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1745	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2696	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2692	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	3	[3] General - Subject is not in average or better condition.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Property Condition: C5	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2711	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Borrowers prior employment is not verified in the loan file. W-2 was provided per AUS The Borrowers prior employment is not verified in the loan file. W-2 was provided per AUS	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of the appraisal being sent to the borrower
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Creditor's application date	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2668	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Address: XXXX XXXX, Address: XXXX XXXX Statement Statement Statement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2522	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insurance address does not match Note address.	Hazard Insurance Policy reflects the city as XXXX XXXX. The Note and Security Instrument both reflect the city as XXXX.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2533	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Econsent not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2524	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The property is located in XXXX County, Iowa. Provide a post-disaster inspection verifying there was no damage from XXXX. The inspection must include exterior photos and the property must be re-inspected on or afterXX/XX/XXXX declared end date.		3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2467	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Application / Processing - Missing Document: Tax Certificate not provided [3] General - Missing Document: Verification of Non-US Citizen Status not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXX XXXX	Driver's License is not an acceptable documentation verifying Non-US Citizen status.		1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2499	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (XXXX) - 10% Tolerance With Cure: RESPA (XXXX): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - RESPA (XXXX) - 10% Tolerance With Cure: A cure for $ 91.00 was provided to the borrower.		Federal Compliance - RESPA (XXXX) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2657	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Delivery receipt reflects the Appraisal was sent to the Borrower XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1723	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $26,912.33 is underdisclosed from calculated Finance Charge of $27,250.14 in the amount of $337.81.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2453	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1739	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,332.80 is underdisclosed from calculated Finance Charge of $147,654.68 in the amount of $321.88.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1746	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: provided XX/XX/XXXX andXX/XX/XXXX Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: The total escrow charges $168.23 on TIL and HUD per review total escrows $168.22. $0.1 cent difference.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1737	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,640.62 is underdisclosed from calculated Finance Charge of $170,608.42 in the amount of $1,967.80.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1749	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,712.68 is underdisclosed from calculated Finance Charge of $137,760.69 in the amount of $48.01.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1766	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Land Lease Agreement not provided	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-45.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The amount disclosed on the the Final CD for finance charge is $44665.24 which does not match the actual Finance Charge for the loan. Primary residence refinance and Calculated Finance
Charge exceeds disclosed Finance Charge by more than $35
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Per review Of the CD, it was not disclose to the borrower within 3 days of the application
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit increased per  final Closing disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points $463.00 exceed the maximum Tolerance of $0.00.
No evidence of cure was provided to the borrower
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Borrower was not provided with a copy of right to receive a copy of appraisal disclosure	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1721	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application shows phone interview onXX/XX/XXXXborrower signedXX/XX/XXXXhowever Loan Officer signedXX/XX/XXXXWith initial loan date of XX/XX/XXXXist of Housing Counseling Organization was provided onXX/XX/XXXXFederal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Initial loan application shows phone interview onXX/XX/XXXXborrower signedXX/XX/XXXXhowever Loan Officer signedXX/XX/XXXXWith initial loan date of XX/XX/XXXXESPA Disclosures weren't provided untilXX/XX/XXXXFederal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial loan application shows phone interview onXX/XX/XXXXborrower signedXX/XX/XXXXhowever Loan Officer signedXX/XX/XXXXWith initial loan date of XX/XX/XXXXight to Receive a Copy of Appraisal is dated 2/19/14	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1718	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-1772	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) With Cure: RESPA (XXXX): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 803) With Cure: RESPA (XXXX): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - CURED COMMENT (2022-04-07): A cure was disclosed on page 1 of the final HUD1. REVIEWER - CURED COMMENT (2022-04-07): A cure was disclosed on page 1 of the final HUD1.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1822	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2450	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Borrower paid $XXX outside of closing.	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,382.80 is underdisclosed from calculated Finance Charge of $169,272.48 in the amount of $5,889.68.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: An Itemization of Lender and Seller Credits was not provided. Itemization of date of Closing not signed by borrower disclosed $0 fees. Discrepancy is $5,889.69.and can't be reconciled with documentation provided.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-1722	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $15,130.56 is underdisclosed from calculated Finance Charge of $15,441.02 in the amount of $310.46.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2778	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP4-2815	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Income Documentation - Income documentation requirements not met.
													[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX The VVOE for the borrower was not completed within 10 business days prior to the Note as required by the AUS approval.	REVIEWER - WAIVED COMMENT (2025-08-22): Comp factors used to waive exceptions REVIEWER - WAIVED COMMENT (2025-08-22): Comp factors used to waive exceptions	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2808	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial CD		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2814	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXX XXXX Third Party Verification	Missing VOE for self-employed borrower (XXXX).		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The transfer tax disclosed on the Final CD in the amount of $138.58 exceeds the amount disclosed on the Loan Estimate $136.00 and no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2022-03-08): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2776	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] General - Missing Document: Stated not provided
[3] Credit Documentation - Missing Document: Subordination Agreement not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement
[3] Income Documentation - REO Documents are missing.: Address: XXXX
[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Appraisal is missing. Post disaster Inspection is not on file. Reviewed the loan document file and verified the Subordination agreement was not provided by the lender. Document file indicates that REO documents, (Insurance Verification, Mortgage Statements and Tax Verification) were not provided by the lender for review. Document is missing. Borrower should provide proof of insurance renewal.	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,247.40 is underdisclosed from calculated Finance Charge of $218,510.90 in the amount of $8,263.50.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Document was not provided on time.
Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: nitial escrow account statement was not provided to the borrower within 45 calendar days of closing.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $210,247.40 is underdisclosed from calculated Finance Charge of $218,510.96 in the amount of $8,263.56.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2813	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Tax Certificate not provided
													[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing asset documentation. Missing asset documentation. Loan is failing Temp SHQM due to insufficient assets, therefore it is defaulting to standard ATR/QM requirements which requires two years employment and income documentation.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2775	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than AUS total cash-out of $XXX. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	Please override, the credit accounts being paid off in addition to the cash out were added, per the deal notes on the HUD tab.	REVIEWER - GENERAL COMMENT (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (XXXX) -  Loan Term on Final HUD-1 Inaccurate: RESPA (XXXX): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: The Affiliated Business Arrangement Disclosure on file is missing the second page and a signature and date received. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The Affiliated Business Arrangement Disclosure on file is missing the second page and a signature and date received.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP4-2777	XXXX XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.	Verify additional funds to match DU or revise figures in DU & re-run to see if approved as is	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (XXXX): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (XXXX) – GFE column on HUD Comparison Chart Inaccurate: RESPA (XXXX) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (XXXX) -  Interest Rate on GFE Inaccurate: RESPA (XXXX): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: Transfer tax paid but not on GFE
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (XXXX) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C